Standards Issued but Not Yet Effective (Tables)	12 Months Ended
Feb. 28, 2026
Standards Issued but Not Yet Effective [Abstract]
Schedule of Amended Standards on the Group’s Consolidated Financial Statements

The Group is in the process of assessing the impact of the new and amended standards on the Group’s consolidated financial statements.

Details of amendments to IFRS Accounting Standards	Annual periods beginning on/after

IFRS 7 and IFRS 9: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Annual Improvements to IFRS Accounting Standards	January 1, 2026
IFRS 18: Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19: Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21: Lack of Exchangeability*	January 1, 2027
Amendments to IAS 28 and IFRS 10: Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined

*	The effective date is for the updated sections only - Translation to a Hyperinflationary Presentation Currency.